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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY 10111

(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:     614-470-8000

Date of fiscal year end:            10/31/04

Date of reporting period:            4/30/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

OLD WESTBURY

FUNDS, INC.

Semi-Annual Report

April 30, 2004

INVESTMENT ADVISER

A LETTER FROM THE CHIEF INVESTMENT OFFICER

Dear Shareholder,

We are pleased to send you this semi-annual report for the six months that ended April 30, 2004, a period that saw volatility in both stocks and bonds. In the end, despite fluctuations in interest rates and market indices, stocks posted modest gains, while bonds were generally flat.

The economy continued to improve in the first quarter of 2004. GDP rose at a 4.2% annualized rate, with many economists expecting upward revisions in the coming months. This makes nine consecutive quarters of growth since the recession ended in the third quarter of 2001. Importantly, it appears that the economy is on a sounder footing than many people believe. In fact, much of the recent data we’ve seen points to an economy that is improving in the heretofore-sluggish areas of capital spending and job growth. Improvement in these categories may suggest a longer-lived and more sustainable expansion.

After an advance lasting several months, the equity markets slowed during the most recent quarter. The market averages were generally flat with the S&P 500 rising 1.7%. The bond market, as measured by the Lehman Government/Corporate Index, rose 3.1%.

In mid-December of 2003, the stock market appeared to assume a more defensive tone. Telecommunications, energy and materials companies did relatively well in the recent quarter while more negative comparisons were experienced in industrials, financials and technology. We believe that the earnings outlook will continue to improve for equities in general. The first quarter of 2004 saw earnings improvement in many sectors.

Fixed-income returns were generally positive during the quarter. However, bondholders need to be aware that Federal Reserve policy, the potential for rising inflation, and fiscal deficits all pose hazards for the marketplace despite good returns in recent months.

Looking forward, we anticipate more volatility in the markets, due to rising commodity prices, concerns over the war in Iraq and worldwide terrorism, and the upcoming elections. We thank you for your continued support, and we pledge to remain focused on taking advantage of fresh investment opportunities as they arise.

Sincerely,

/s/ Timothy J. Morris

Timothy J. Morris

President and Chief Investment Officer

Bessemer Investment Management LLC

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—98.6%
	AEROSPACE & DEFENSE—4.4%
184,645	Honeywell International, Inc.	$6,385,024
65,350	United Technologies Corp.	5,637,091

		12,022,115

	BASIC MATERIALS—2.9%
60,010	E.I. du Pont de Nemours & Co.	2,577,430
65,950	International Paper Co.	2,659,104
80,300	Monsanto Co.	2,777,577

		8,014,111

	CABLE TV—0.6%
53,800	Comcast Corp.—Class A (b)	1,619,380

	CAPITAL GOODS—2.0%
81,740	Deere & Co.	5,561,590

	COMMUNICATION SERVICES—2.7%
183,000	AT&T Wireless Services, Inc. (b)	2,527,230
155,525	Avaya, Inc. (b)	2,127,582
152,500	Motorola, Inc.	2,783,125

		7,437,937

	COMPUTER RELATED—7.6%
296,245	Cisco Systems, Inc. (b)	6,182,632
102,735	Dell, Inc. (b)	3,565,932
369,885	EMC Corp. (b)	4,127,917
29,125	International Business Machines Corp.	2,567,951
50,360	Lexmark International, Inc. (b)	4,555,566

		20,999,998

	COMPUTER SOFTWARE/SERVICES—5.2%
62,350	Adobe Systems, Inc.	2,577,549
313,430	Microsoft Corp.	8,139,777
71,575	Yahoo!, Inc. (b)	3,611,675

		14,329,001

See Notes to Financial Statements.

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	CONSUMER CYCLICAL—7.6%
96,750	Bed Bath & Beyond, Inc. (b)	$3,591,360
45,740	Best Buy Co., Inc.	2,481,395
144,875	Gap, Inc. (The)	3,188,699
68,600	International Game Technology	2,588,964
51,920	Kohl’s Corp. (b)	2,169,737
122,215	Wal-Mart Stores, Inc.	6,966,255

		20,986,410

	CONSUMER STAPLES—7.8%
64,155	Anheuser-Busch Cos., Inc.	3,287,302
68,840	Avon Products, Inc.	5,782,560
97,640	Coca-Cola Co. (The)	4,937,655
18,400	Hershey Foods Corp.	1,635,576
152,680	Sysco Corp.	5,840,010

		21,483,103

	CRUISE LINES—1.2%
74,820	Carnival Corp.	3,192,569

	DIVERSIFIED—5.9%
75,630	3M Co.	6,540,482
168,935	General Electric Co.	5,059,603
53,750	Illinois Tool Works, Inc.	4,633,788

		16,233,873

	ENERGY—6.8%
77,175	Baker Hughes, Inc.	2,830,779
66,500	ConocoPhillips	4,741,450
35,800	Devon Energy Corp.	2,190,960
211,280	Exxon Mobil Corp.	8,989,964

		18,753,153

	FINANCE—16.6%
109,815	American Express Co.	5,375,444

See Notes to Financial Statements.

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	FINANCE—Continued
68,750	Bank of America Corp.	$5,533,688
150,225	Citigroup, Inc.	7,224,319
58,200	Goldman Sachs Group, Inc. (The)	5,616,300
69,890	Hartford Financial Services Group, Inc. (The)	4,268,881
136,560	Mellon Financial Corp.	4,047,638
114,545	Morgan Stanley	5,886,468
90,300	Prudential Financial, Inc.	3,967,782
58,675	Wells Fargo & Co.	3,312,791

		45,233,311

	HEALTHCARE—14.8%
90,240	Amgen, Inc. (b)	5,077,804
90,300	Biomet, Inc.	3,566,850
96,150	Boston Scientific Corp. (b)	3,960,419
59,250	Eli Lilly & Co.	4,373,243
48,485	Gilead Sciences, Inc. (b)	2,949,343
54,550	Johnson & Johnson	2,947,337
128,525	Medtronic, Inc.	6,485,371
208,400	Pfizer, Inc.	7,452,383
61,850	UnitedHealth Group, Inc.	3,802,538

		40,615,288

	MULTIMEDIA—4.5%
57,575	Tribune Co.	2,756,691
137,550	Viacom, Inc.—Class B	5,316,308
190,570	Walt Disney Co. (The)	4,388,827

		12,461,826

	RESTAURANTS—1.3%
133,325	McDonald’s Corp.	3,630,440

	SEMICONDUCTORS—4.8%
104,410	Analog Devices, Inc.	4,447,866
204,010	Applied Materials, Inc. (b)	3,719,102

See Notes to Financial Statements.

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Concluded)

Shares/ Principal Amount	Security Description	Value
COMMON STOCKS—Continued
	SEMICONDUCTORS—Continued
86,225	Intel Corp.	$2,218,569
84,230	Xilinx, Inc. (b)	2,832,655

		13,218,192

	TRANSPORTATION—1.9%
37,525	FedEx Corp.	2,698,423
43,010	Union Pacific Corp.	2,534,579

		5,233,002

TOTAL COMMON STOCKS (Cost $237,901,672)		271,025,299

INVESTMENT COMPANY—2.8%
7,731,250	SEI Daily Income Government II Fund	7,731,250

TOTAL INVESTMENT COMPANY (Cost $7,731,250)		7,731,250

U.S. GOVERNMENT AGENCIES—1.1%
	FANNIE MAE—1.1%
$1,500,000	1.00%, 05/19/2004	1,499,262
1,500,000	1.02%, 07/07/2004	1,497,320

TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,996,402)		2,996,582

TOTAL INVESTMENTS (Cost $248,629,324) (a)—102.5%		281,753,131
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.5)%		(6,964,547)

NET ASSETS—100.0%		$274,788,584

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$37,462,402
Unrealized depreciation	(4,338,595)

Net unrealized appreciation	$33,123,807

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Financial Statements.

OLD WESTBURY CAPITAL OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—91.2%
	ADVERTISING—2.0%
372,350	Lamar Advertising Co. (b)	$15,288,691

	AEROSPACE & DEFENSE—5.0%
134,700	General Dynamics Corp.	12,610,614
605,500	Goodrich Corp.	17,432,345
127,344	L-3 Communications Holdings, Inc.	7,862,219

		37,905,178

	COMPUTER RELATED—1.1%
26,000	Cisco Systems, Inc. (b)	542,620
426,072	EMC Corp. (b)	4,754,964
155,000	Juniper Networks, Inc. (b)	3,391,400

		8,688,984

	COMPUTER SOFTWARE/SERVICES—9.3%
1,047,000	3Com Corp. (b)	6,449,520
594,000	BEA Systems, Inc. (b)	6,777,540
116,000	CNET Networks, Inc. (b)	988,320
81,000	Electronic Arts, Inc. (b)	4,100,220
143,000	FactSet Research Systems, Inc.	5,685,680
437,885	Fiserv, Inc. (b)	16,009,076
240,500	Intuit, Inc. (b)	10,214,035
19,500	Microsoft Corp.	506,415
25,000	Oracle Corp. (b)	280,500
778,500	Siebel Systems, Inc. (b)	8,002,980
204,500	webMethods, Inc. (b)	1,758,700
199,000	Yahoo!, Inc. (b)	10,041,540

		70,814,526

	CONSUMER CYCLICAL—10.4%
350,375	BJ’s Wholesale Club, Inc. (b)	8,489,586
578,612	Brinker International, Inc. (b)	22,253,418
252,100	Dick’s Sporting Goods, Inc. (b)	6,799,137

See Notes to Financial Statements.

OLD WESTBURY CAPITAL OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	CONSUMER CYCLICAL—Continued
280,781	Dollar Tree Stores, Inc. (b)	$7,567,048
28,000	Home Depot, Inc. (The)	985,320
327,700	Lowe’s Cos., Inc.	17,060,062
413,243	Tiffany & Co.	16,116,477

		79,271,048

	CONSUMER STAPLES—4.3%
283,816	Anheuser-Busch Cos., Inc.	14,542,732
12,000	Colgate-Palmolive Co.	694,560
231,469	Kraft Foods, Inc.—Class A	7,617,645
347,200	Pactiv Corp. (b)	7,968,240
15,000	PepsiCo, Inc.	817,350
25,000	Sysco Corp.	956,250

		32,596,777

	DIVERSIFIED—3.0%
142,736	Illinois Tool Works, Inc.	12,305,271
454,100	Thomas & Betts Corp.	10,916,564

		23,221,835

	ENERGY—4.5%
24,000	Apache Corp.	1,004,880
10,000	BP Plc—ADR	529,000
16,000	Burlington Resources, Inc.	1,076,320
387,480	Exxon Mobil Corp.	16,487,274
349,800	Weatherford International Ltd. (b)	15,209,304

		34,306,778

	ENVIRONMENTAL SERVICES—1.0%
636,400	Allied Waste Industries, Inc. (b)	8,012,276

	FINANCE—11.1%
274,800	AFLAC, Inc.	11,604,804
20,000	American Express Co.	979,000

See Notes to Financial Statements.

OLD WESTBURY CAPITAL OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	FINANCE—Continued
14,000	American International Group, Inc.	$1,003,100
502,200	Arthur J. Gallagher & Co.	16,185,906
10,000	Bank of America Corp.	804,900
15,000	Citigroup, Inc.	721,350
364,170	Federated Investors, Inc.—Class B	10,706,598
239,311	Fifth Third Bancorp	12,841,428
325,300	Merrill Lynch & Co., Inc.	17,641,018
201,403	Nationwide Financial Services, Inc.—Class A	6,928,263
188,000	SEI Investments Co.	5,549,760

		84,966,127

	HEALTHCARE—12.0%
108,588	Abbott Laboratories	4,780,044
309,312	Affymetrix, Inc. (b)	9,452,575
10,000	Amgen, Inc. (b)	562,700
99,500	C.R. Bard, Inc.	10,573,865
126,100	Celgene Corp. (b)	6,518,109
341,000	Community Health Systems, Inc. (b)	8,794,390
283,000	Fisher Scientific International, Inc. (b)	16,569,649
12,000	Johnson & Johnson	648,360
15,000	Medtronic, Inc.	756,900
12,000	UnitedHealth Group, Inc.	737,760
141,000	Vertex Pharmaceuticals, Inc. (b)	1,218,240
384,450	Zimmer Holdings, Inc. (b)	30,698,332

		91,310,924

	INDUSTRIALS—8.8%
210,400	Avery-Dennison Corp.	13,513,992
219,200	Dover Corp.	8,774,576
537,000	Joy Global, Inc.	14,096,250
329,800	Vulcan Materials Co.	15,249,952
294,200	W.W. Grainger, Inc.	15,416,080

		67,050,850

See Notes to Financial Statements.

OLD WESTBURY CAPITAL OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	MATERIALS—3.3%
271,000	Bowater, Inc.	$11,368,450
20,000	Ecolab, Inc.	596,000
513,400	Herman Miller, Inc.	13,492,152

		25,456,602

	MULTIMEDIA—4.3%
97,000	E.W. Scripps Co.—Class A (The)	10,238,350
296,300	New York Times Co.—Class A (The)	13,573,503
225,652	Viacom, Inc. – Class B	8,721,450
32,000	Walt Disney Co. (The)	736,960

		33,270,263

	SEMICONDUCTORS—4.2%
16,000	Analog Devices, Inc.	681,600
40,000	Applied Materials, Inc. (b)	729,200
26,600	Intel Corp.	684,418
880,500	JDS Uniphase Corp. (b)	2,676,720
305,000	Linear Technology Corp.	10,867,150
156,000	Maxim Integrated Products, Inc.	7,174,440
457,500	PMC-Sierra, Inc. (b)	5,558,625
810,300	Vitesse Semiconductor Corp. (b)	3,468,084

		31,840,237

	TRANSPORTATION—6.9%
309,020	Expeditors International of Washington, Inc.	12,419,514
488,000	JetBlue Airways Corp. (b)	13,507,840
24,000	Landstar System, Inc. (b)	1,079,040
736,890	Southwest Airlines Co.	10,522,789
219,100	United Parcel Service, Inc.—Class B	15,369,865

		52,899,048

TOTAL COMMON STOCKS (Cost $594,409,849)		696,900,144

See Notes to Financial Statements.

OLD WESTBURY CAPITAL OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares/ Principal Amount	Security Description	Value
INDEX-LINKED TRUST—4.1%
296,200	S&P 400 Mid-Cap Depositary Receipt	$31,560,110

TOTAL INDEX-LINKED TRUST (Cost $25,709,899)		31,560,110

INVESTMENT COMPANY—1.9%
14,811,100	Federated Trust for U.S. Treasury Obligations	14,811,100

TOTAL INVESTMENT COMPANY (Cost $14,811,100)		14,811,100

U.S. GOVERNMENT AGENCIES—3.5%
	FANNIE MAE—3.5%
$ 1,000,000	0.99%, 06/16/2004	998,759
10,500,000	1.00%, 06/23/2004	10,485,174
3,600,000	1.01%, 06/30/2004	3,594,373
4,000,000	1.02%, 07/07/2004	3,992,852
8,000,000	1.04%, 07/21/2004	7,982,624

TOTAL U.S. GOVERNMENT AGENCIES (Cost $27,050,902)		27,053,782

U.S. GOVERNMENT SECURITY—0.5%
	U.S. TREASURY BILL—0.5%
$ 3,900,000	0.97%, 07/22/2004	3,891,853

TOTAL U.S. GOVERNMENT SECURITY (Cost $3,891,427)		3,891,853

TOTAL INVESTMENTS (Cost $665,873,177) (a)—101.2%		774,216,989

LIABILITIES IN EXCESS OF OTHER ASSETS—(1.2)%		(9,137,253)

NET ASSETS—100.0%		$765,079,736

See Notes to Financial Statements.

OLD WESTBURY CAPITAL OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Concluded)

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$128,534,962
Unrealized depreciation	(20,191,150)

Net unrealized appreciation	$108,343,812

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

ADR—American Depositary Receipt

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—96.9%
	FINLAND—1.4%
	BASIC MATERIALS—1.4%
526,382	UPM-Kymmene Oyj	$9,704,790

	FRANCE—7.7%
	BUILDING PRODUCTS—1.6%
136,966	Lafarge SA	11,411,070

	CHEMICALS—1.0%
41,877	L’Air Liquide SA	7,334,230

	CONSUMER GOODS—1.4%
243,010	Valeo SA	10,018,094

	FINANCE—2.2%
258,563	BNP Paribas SA	15,528,620

	SERVICES—1.5%
258,065	Accor SA	10,864,566

	TOTAL FRANCE	55,156,580

	GERMANY—7.2%
	CHEMICALS—1.6%
215,371	BASF AG	11,096,408

	DIVERSIFIED—1.6%
160,797	Siemens AG—Registered	11,546,053

	FINANCE—2.5%
221,681	Deutsche Bank AG – Registered	18,203,203

	TELECOMMUNICATIONS—1.5%
606,925	Deutsche Telekom AG (b)	10,418,539

	TOTAL GERMANY	51,264,203

	HONG KONG—8.2%
	CONSUMER GOODS—0.6%
7,523,446	Giordano International Ltd.	4,316,447

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	DIVERSIFIED—6.6%
15,631,616	China Resources Enterprises Ltd.	$18,137,148
3,856,804	Citic Pacific Ltd.	9,444,467
2,892,905	Hutchison Whampoa Ltd.	19,471,975

		47,053,590

	TRANSPORTATION—1.0%
21,262,438	Sinotrans Ltd.—Class H	7,292,113

	TOTAL HONG KONG	58,662,150

	ITALY—3.8%
	ENERGY—2.3%
810,534	Eni SpA	16,478,811

	MULTIMEDIA—1.5%
992,840	Mediaset SpA	10,890,031

	TOTAL ITALY	27,368,842

	JAPAN—28.9%
	BASIC MATERIALS—2.5%
4,004,568	Nippon Steel Corp.	8,382,540
2,036,227	NSK Ltd.	9,373,416

		17,755,956

	CONSUMER GOODS—7.0%
306,959	Fuji Photo Film Co. Ltd.	9,874,536
193,302	Honda Motor Co. Ltd.	7,759,756
406,726	Kao Corp.	9,711,594
404,266	Toyota Motor Corp.	14,616,658
476,375	Yamaha Corp.	8,935,674

		50,898,218

	DISTRIBUTION—2.3%
1,064,765	Mitsubishi Corp.	10,150,268
3,234,006	Tomen Corp. (b)	6,124,845

		16,275,113

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	ELECTRONICS & ELECTRICAL EQUIPMENT—4.7%
1,898,313	NEC Corp.	$14,914,026
313,631	Olympus Corp.	6,081,921
603,216	Sumitomo Electric Industries Ltd.	5,575,464
118,085	Tokyo Electron Ltd.	7,190,714

		33,762,125

	FINANCE—6.3%
1,728	Mitsubishi Tokyo Financial Group, Inc.	15,376,702
1,014	Mizuho Financial Group, Inc.	4,796,412
810,556	Nomura Holdings, Inc.	13,162,216
876	Sapporo Hokuyo Holdings, Inc.	4,985,075
725,466	Sompo Japan Insurance, Inc.	6,541,060

		44,861,465

	MACHINERY / MACHINE TOOLS—1.3%
1,613,488	Amada Co. Ltd.	9,079,571

	REAL ESTATE—1.8%
1,540,219	Haseko Corp. (b)	4,480,180
743,069	Sumitomo Realty & Development Co. Ltd.	8,342,735

		12,822,915

	TELECOMMUNICATIONS—1.8%
6,381	NTT DoCoMo, Inc.	12,663,124

	TRANSPORTATION—1.2%
810,023	Keio Electric Railway Co. Ltd.	4,536,217
1,032,434	Sumitomo Warehouse Co. Ltd. (The)	4,163,229

		8,699,446

	TOTAL JAPAN	206,817,933

	NETHERLANDS—8.4%
	CONSUMER GOODS—2.2%
234,753	Unilever NV CVA	15,463,494

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	ELECTRONICS & ELECTRICAL EQUIPMENT—2.2%
596,913	Philips Electronics NV	$16,257,289

	ENERGY—2.1%
303,107	Royal Dutch Petroleum Co.	14,741,095

	FINANCE—1.9%
648,675	ING Groep—NV CVA	13,903,478

	TOTAL NETHERLANDS	60,365,356

	NORWAY—1.3%
	TELECOMMUNICATIONS—1.3%
1,422,638	Telenor ASA	9,352,843

	SINGAPORE—1.3%
	REAL ESTATE—1.3%
2,528,675	City Developments Ltd.	9,065,748

	SPAIN—1.6%
	TELECOMMUNICATIONS—1.6%
768,755	Telefonica SA	11,436,378

	SWEDEN—1.3%
	FINANCE—1.3%
1,366,339	Nordea AB	9,210,933

	SWITZERLAND—4.8%
	FINANCE—1.3%
262,923	Credit Suisse Group	9,266,991

	HEALTHCARE—3.5%
369,351	Novartis AG—Registered	16,464,976
84,442	Roche Holding AG—Genusschein	8,857,097

		25,322,073

	TOTAL SWITZERLAND	34,589,064

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	UNITED KINGDOM—21.0%
	CONSUMER GOODS—3.2%
1,977,443	Compass Group Plc	$12,448,790
2,353,559	Tesco Plc	10,382,047

		22,830,837

	ENERGY—1.7%
1,425,833	BP Plc	12,326,453

	FINANCE—8.5%
809,009	Barclays Plc	7,295,232
1,181,634	HSBC Holdings Plc	16,931,256
1,921,041	Prudential Plc	15,091,597
711,185	Royal Bank of Scotland Group Plc (The)	21,351,794

		60,669,879

	HEALTHCARE—2.2%
755,474	GlaxoSmithKline Plc	15,634,543

	TELECOMMUNICATIONS—3.9%
2,707,401	BT Group Plc	8,570,095
8,064,557	Vodafone Group Plc	19,592,773

		28,162,868

	TOBACCO—1.5%
711,314	British American Tobacco Plc	10,785,053

	TOTAL UNITED KINGDOM	150,409,633

TOTAL COMMON STOCKS (Cost $605,673,996)		693,404,453

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Concluded)

Shares	Security Description	Value
INVESTMENT COMPANY—1.4%
9,733,900	Federated Trust for U.S. Treasury Obligations	$9,733,900

TOTAL INVESTMENT COMPANY (Cost $9,733,900)		9,733,900

TOTAL INVESTMENTS (Cost $615,407,896) (a)—98.3%		703,138,353
OTHER ASSETS IN EXCESS OF LIABLITIES—1.7%		11,898,957

NET ASSETS—100.0%		$715,037,310

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$102,853,513
Unrealized depreciation	(15,123,056)

Net unrealized appreciation	$87,730,457

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited)

Principal Amount	Security Description	Value
U.S. GOVERNMENT AGENCIES—54.3%
	FANNIE MAE—25.4%
$13,400,000	1.00%, 05/26/2004	$13,391,785
1,900,000	0.99%, 06/02/2004	1,898,328
2,200,000	1.00%, 06/09/2004	2,197,807
400,000	5.75%, 06/15/2005	417,562
3,262	8.00%, 09/01/2006	3,443
2,000,000	7.25%, 01/15/2010, Series B	2,304,903
44,642	7.50%, 08/01/2025, Pool #250322	47,958

		20,261,786

	FEDERAL AGRICULTURAL MORTGAGE CORP.—0.7%
500,000	5.90%, 03/03/2009, MTN	541,879

	FEDERAL HOME LOAN BANKS—25.0%
1,705,000	2.00%, 11/15/2004	1,711,885
200,000	3.88%, 12/15/2004, Series 273	203,118
500,000	4.38%, 02/15/2005, Series 8905	511,225
815,000	5.38%, 02/15/2005	839,617
500,000	7.13%, 02/15/2005	521,889
100,000	7.59%, 03/10/2005, Series Q-05	105,110
600,000	4.13%, 05/13/2005, Series GJ05	614,524
650,000	7.25%, 05/13/2005	687,367
850,000	5.38%, 02/15/2006, Series 2E06	895,340
1,550,000	4.75%, 05/15/2006, Series 6F06	1,618,778
2,450,000	5.38%, 05/15/2006	2,588,885
395,000	5.25%, 08/15/2006	416,656
4,495,000	4.88%, 11/15/2006, Series TV06	4,715,757
500,000	6.50%, 11/15/2006, Series TD06	544,277
2,100,000	2.88%, 02/15/2007, Series T307	2,091,171
700,000	4.88%, 05/15/2007, Series IH07	733,721
1,000,000	6.63%, 11/15/2010, Series ID10	1,118,658

		19,917,978

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
U.S. GOVERNMENT AGENCIES—Continued
	FREDDIE MAC —0.0%
$ 5,145	7.50%, 05/01/2005, Pool #140094	$5,277

	GOVERNMENT NATIONAL MORTGAGE ASSOC.—0.5%
376,125	8.50%, 10/15/2017, Pool #780291	417,013
2,880	9.00%, 02/15/2020, Pool #285639	3,241

		420,254

	PRIVATE EXPORT FUNDING—1.6%
380,000	6.62%, 10/01/2005, Series WW	404,316
300,000	5.34%, 03/15/2006, Series M	316,191
500,000	7.95%, 11/01/2006, Series UU	515,812

		1,236,319

	SALLIE MAE—1.1%
880,000	3.38%, 07/15/2004	884,047

TOTAL U.S. GOVERNMENT AGENCIES (Cost $42,752,483)		43,267,540

U.S. GOVERNMENT SECURITIES—30.9%
	U.S. TREASURY BONDS—14.8%
6,200,000	6.00%, 02/15/2026	6,704,717
2,500,000	5.25%, 02/15/2029	2,458,595
2,100,000	3.38%, 04/15/2032 (b)	2,614,506

		11,777,818

	U.S. TREASURY NOTES—16.1%
890,000	2.13%, 08/31/2004	893,095
1,025,000	5.75%, 11/15/2005	1,082,496
500,000	6.88%, 05/15/2006	544,688
2,300,000	7.00%, 07/15/2006	2,522,723
925,000	6.50%, 10/15/2006	1,010,020
1,900,000	6.13%, 08/15/2007	2,084,581

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
U.S. GOVERNMENT SECURITIES—Continued
	U.S. TREASURY NOTES—Continued
$2,250,000	4.75%, 11/15/2008	$2,367,862
1,000,000	4.25%, 01/15/2010 (b)	1,273,852
500,000	5.75%, 08/15/2010	549,571
500,000	3.00%, 07/15/2012 (b)	559,689

		12,888,577

TOTAL U.S. GOVERNMENT SECURITIES (Cost $23,158,673)		24,666,395

CORPORATE BONDS—11.1%
	CHEMICALS—2.1%
1,650,000	Union Carbide Corp., 6.79%, 06/01/2025, (put 06/01/2005)	1,656,188

	CONSUMER CYCLICAL—0.9%
627,370	Wal-Mart Stores, Inc., Series 92A1, 7.49%, 06/21/2007	675,163
27,448	Wal-Mart Stores, Inc., Series 94B1, 8.45%, 07/01/2004	27,773

		702,936

	ENERGY—1.2%
400,000	ChevronTexaco Corp., 6.63%, 10/01/2004	408,590
78,880	ChevronTexaco Corp., 8.11%, 12/01/2004	81,893
475,000	Illinova Corp., 6.75%, 03/15/2005	486,875

		977,358

	FINANCE—6.3%
1,114,401	3M Employee Stock Ownership Plan Trust *, 5.62%, 07/15/2009	1,180,183
800,000	General Electric Capital Corp., Series A, MTN, 7.25%, 05/03/2004	800,000

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
CORPORATE BONDS—Continued
	FINANCE—Continued
$ 500,000	General Electric Capital Corp., Series A, MTN, 4.25%, 01/28/2005	$509,659
1,350,000	General Motors Acceptance Corp., 7.63%, 06/15/2004	1,359,831
500,000	General Motors Acceptance Corp., MTN, 6.75%, 01/15/2006	529,453
390,000	John Deere Capital Corp., 5.13%, 10/19/2006	410,256
252,000	Natural Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/2008	269,273

		5,058,655

	HEALTHCARE—0.2%
130,000	Kaiser Foundation Hospital, 9.55%, 07/15/2005	139,719

	YANKEE—0.4%
200,000	BP Canada Energy Co., 6.75%, 02/15/2005	207,871
100,000	International Bank for Reconstruction & Development, 7.00%, 01/27/2005	104,042

		311,913

TOTAL CORPORATE BONDS (Cost $8,637,060)		8,846,769

MUNICIPAL BONDS—1.8%
	ALABAMA—1.4%
1,000,000	Alabama Special Care Facitites Finance Authority, Mobile Hospital Revenue Bonds Charity Obligation Group, Series A, 5.00%, 11/01/2014, (Escrowed to Maturity)	1,069,110

	NEW YORK—0.0%
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B, 2.60%, 12/15/2007	24,409

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Concluded)

Principal Amount/ Shares	Security Description	Value
MUNICIPAL BONDS—Continued
	TEXAS—0.4%
$320,000	Texas State GO, Taxable, 6.15%, 12/01/2006	$341,696

TOTAL MUNICIPAL BONDS (Cost $1,409,347)		1,435,215

INVESTMENT COMPANY—0.6%
495,700	SEI Daily Income Government II Fund	495,700

TOTAL INVESTMENT COMPANY (Cost $495,700)		495,700

TOTAL INVESTMENTS (Cost $76,453,263) (a)—98.7%		78,711,619

OTHER ASSETS IN EXCESS OF LIABILITIES—(1.3)%		1,028,492

NET ASSETS—100.0%		$79,740,111

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,718,597
Unrealized depreciation	(460,241)

Net unrealized appreciation	$2,258,356

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Inflation protected security.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

GO—General Obligations

MTN—Medium Term Note

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—96.5%
	ALABAMA—1.2%
$445,000	Alabama State Public School & College Authority Campus Improvement & Economic Development Revenue Bonds, 4.00%, 12/01/2012, (FGIC)	$449,593
110,000	Alabama State Public School & College Revenue Bonds, Series C,	117,360
	5.00%, 05/01/2013, (FSA)
400,000	Alabama Water Pollution Control Authority Revenue Bonds, 5.50%, 08/15/2014, (AMBAC)	434,540

		1,001,493

	ARIZONA—1.7%
100,000	Apache County, Unified School District No. 27 Revenue Bonds, Series A, 3.50%, 07/01/2010, (AMBAC)	100,700
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/2014	862,416
350,000	Mesa GO, 5.00%, 07/01/2013, (FGIC)	379,512

		1,342,628

	ARKANSAS—0.3%
200,000	Beaver Water District, Benton & Washington County Revenue Bonds, 3.00%, 11/15/2006, (AMBAC)	205,104

	CALIFORNIA—1.3%
500,000	Los Altos School District GO, Series B, 5.00%, 08/01/2017	523,135
500,000	San Jose Unified School District GO, Santa Clara County, Series A, 5.25%, 08/01/2016, (FSA)	537,145

		1,060,280

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	COLORADO—1.5%
$ 675,000	Denver City & County Medical Facilities GO, Series B, 4.25%, 08/01/2017, (MBIA)	$662,047
485,000	Longmont Sales & Use Tax Revenue Bonds, 5.63%, 11/15/2017	534,543

		1,196,590

	CONNECTICUT—3.8%
600,000	Connecticut State GO, Series E, 5.00%, 08/15/2011	653,382
350,000	Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series E, 4.75%, 11/01/2013, (FGIC)	371,406
1,385,000	Danbury GO, 5.00%, 08/01/2014, (FGIC)	1,501,035
500,000	Torrington GO, 4.88%, 09/15/2005, (FGIC)	523,060

		3,048,883

	FLORIDA—1.3%
200,000	Clearwater Housing Authority Revenue Bonds, 4.95%, 06/01/2007, (FSA)	211,686
250,000	Florida State Division of Bond Finance Department General Services Revenue Bonds, Series A, 5.38%, 07/01/2010, (FGIC)	276,448
400,000	Miami-Dade County Water & Sewer Revenue Bonds, 4.00%, 10/01/2005, (MBIA)	413,683
150,000	Port Orange Water & Sewer Revenue Bonds, 5.00%, 10/01/2016, (AMBAC)	159,773

		1,061,590

	ILLINOIS—11.2%
400,000	Chicago Board of Education, Chicago School Reformatory GO, 6.75%, 12/01/2008, (AMBAC)	466,668

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	ILLINOIS—Continued
$500,000	Chicago GO, Series A-2, 6.25%, 01/01/2013, (AMBAC)	$582,560
315,000	Chicago GO, Series B, 5.00%, 01/01/2011, (AMBAC)	340,679
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, 5.88%, 01/01/2019, (FGIC)	251,114
150,000	Cook County School District No. 153 Homewood GO, Series A, 5.00%, 12/01/2009	163,809
285,000	Cook County School District No. 92.5 Westchester GO, 5.00%, 12/01/2010, (FSA)	310,590
150,000	Du Page County Community Unit School District No. 202 Lisle GO, 5.55%, 12/30/2017, (FSA)	161,994
100,000	Du Page County High School District No. 087 Glenbard Township GO, Series A, 4.50%, 12/01/2005	104,213
260,000	Freeport Sewer System Improvements GO, 5.55%, 12/01/2014, (AMBAC)	286,026
100,000	Gail Borden Public Library District GO, 4.63%, 12/15/2008, (FGIC)	107,671
825,000	Illinois State GO, 5.00%, 06/01/2015, (MBIA)	872,668
500,000	Illinois State GO, First Series, 5.00%, 12/01/2009, (FSA)	545,765
500,000	Illinois State GO, First Series, 5.50%, 08/01/2015	542,405
400,000	Illinois State Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/2012	427,588
210,000	Kane County Community Unit School District No. 304 Geneva GO, 6.10%, 06/01/2006, (FGIC)	228,014

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	ILLINOIS—Continued
$ 80,000	Northern Illinois University Auxiliary Facilities Systems Revenue Bonds, 5.50%, 04/01/2013, (AMBAC)	$87,430
100,000	Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, 4.60%, 10/01/2012, (MBIA)	105,141
100,000	Rockford GO, Series A, 5.38%, 12/15/2013, (FSA)	108,637
2,000,000	Rosemont GO, Series A, 5.00%, 12/01/2019, (FGIC)	2,069,779
140,000	Saline & Gallatin Counties, Community Unit School District No. 4 GO, 5.75%, 10/01/2004, (FGIC)	142,619
460,000	University of Illinois Certificates of Participation, U I-Intergrate Project, 5.00%, 10/01/2014, (AMBAC)	493,382
160,000	University of Illinois, Utility Infrastructure Projects Certificates of Participation, Series B, 5.50%, 08/15/2011, (AMBAC)	180,832
250,000	Will County, School District No. 122 GO, Series B, 5.20%, 11/01/2016, (FGIC)	263,798
300,000	Winnebago & Boone Counties Community College District No. 511, Rock Valley Community College GO, 5.40%, 10/01/2020, (FGIC)	316,029

		9,159,411

	INDIANA—8.3%
150,000	Avon Two Thousand School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2006, (FGIC)	159,843

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	INDIANA—Continued
$100,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2005, (FSA)	$104,489
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/10/2014, (FSA)	331,068
115,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/10/2015, (FSA)	120,875
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/15/2012, (FSA)	495,351
75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds, 5.75%, 07/15/2010	85,711
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, 5.38%, 07/15/2016, (MBIA)	190,040
485,000	Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, 5.00%, 09/01/2016, (MBIA)	505,836
250,000	Indiana Bond Bank, Special Project Revenue Bonds, Series A, 6.25%, 02/01/2011, (AMBAC)	287,325
500,000	Indiana Transportation Finance Authority Highway Revenue Bonds, Series B, 5.00%, 12/01/2009, (AMBAC)	536,935
275,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/2018	277,813
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2011, (FSA)	157,638

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	INDIANA—Continued
$400,000	Marion County Convention & Recreational Facilities Authority Excise Tax Revenue Bonds, Series A, 5.50%, 06/01/2013, (MBIA)	$441,052
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, 5.25%, 01/15/2014, (State Aid Withholding)	742,076
170,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.30%, 07/15/2009, (FSA)	187,082
205,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.50%, 07/15/2012, (FSA)	224,596
500,000	Noblesville Industrial Redevelopment Authority, Economic Development Revenue Bonds, 5.00%, 07/15/2016, (AMBAC)	521,445
460,000	Noblesville Southeastern Public Library Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2014, (FGIC)	489,031
130,000	Noblesville West School Building Corp., First Mortgage Revenue Bonds, 4.65%, 07/05/2005, (State Aid Withholding)	134,347
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 01/15/2016, (FGIC)	167,344
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2016, (FGIC)	386,983
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, 4.75%, 01/15/2011, (FGIC)	144,071

		6,690,951

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	IOWA—1.0%
$ 250,000	Iowa City Packaging Facilities Revenue Bonds, 5.88%, 07/01/2015, (MBIA)	$280,090
500,000	Iowa Finance Authority Iowa State Revolving Fund Revenue Bonds, 5.25%, 02/01/2010	551,320

		831,410

	KANSAS—1.3%
975,000	Johnson County Water District No. 001 Water Revenue Bonds, 5.00%, 12/01/2013	1,048,125

	KENTUCKY—0.2%
120,000	Hopkins County Detention Facility Project GO, 5.63%, 02/01/2016, (FGIC)	132,332

	MAINE—0.3%
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B, 5.25%, 11/01/2015	268,900

	MASSACHUSETTS—3.7%
260,000	Lawrence GO, 4.63%, 03/15/2014, (MBIA-State Aid Withholding)	269,916
1,000,000	Massachusetts State Consolidation Loan GO, Series B, 4.00%, 08/01/2008, (Escrowed to Maturity)	1,051,710
500,000	Massachusetts State Consolidation Loan GO, Series D, 5.50%, 11/01/2015	553,320
1,000,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, 5.50%, 06/01/2016, (FGIC)	1,115,810

		2,990,756

	MICHIGAN—5.6%
195,000	Cedar Springs Public School District School Building & Site GO, 5.25%, 05/01/2016, (Q-SBLF)	210,561

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	MICHIGAN—Continued
$130,000	Central Montcalm Public Schools GO, 5.35%, 05/01/2011, (MBIA Q-SBLF)	$141,816
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, 5.00%, 07/01/2013, (FGIC)	266,380
240,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2014, (Q-SBLF)	258,576
250,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2019, (Q-SBLF)	267,145
325,000	East Lansing School District School Building & Site GO, 5.35%, 05/01/2016, (Q-SBLF)	350,266
150,000	Galesburg-Augusta Community Schools GO, 5.38%, 05/01/2014, (Q-SBLF)	161,610
275,000	Gibraltar School District Judgement Bonds GO, 5.00%, 05/01/2007, (MBIA)	295,831
500,000	Livonia Public School District Building & Site GO, 5.63%, 05/01/2014, (FGIC)	565,895
750,000	Michigan State Trunk Line Revenue Bonds, Series A, 5.25%, 11/01/2013	822,479
445,000	Portage Public School Building & Site GO, 5.00%, 05/01/2014, (FSA)	472,425
150,000	St. John’s Public Schools GO, 5.00%, 05/01/2013, (FGIC Q-SBLF)	158,423
150,000	Van Buren County GO, 5.00%, 05/01/2015, (AMBAC)	157,440
375,000	Warren Transportation Fund GO, 5.00%, 06/01/2016	391,680

		4,520,527

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	MINNESOTA—0.7%
$ 500,000	Minnesota Public Facilities Authority Water Pollution Control Revenue Bonds, Series A, 5.13%, 03/01/2013	$537,415

	NEBRASKA—0.2%
185,000	Douglas County School District No. 054 Ralston Public School GO, 4.60%, 12/15/2012, (FSA)	194,093

	NEVADA—2.6%
1,000,000	Nevada State GO, Series C, 5.00%, 07/01/2005	1,041,340
500,000	Washoe County GO, 5.00%, 06/01/2017, (MBIA)	514,065
525,000	Washoe County School District GO, 5.13%, 06/01/2011, (FGIC)	566,538

		2,121,943

	NEW JERSEY—5.9%
185,000	Evesham Municipal Utilities Authority Revenue Bonds, Series A, 4.00%, 07/01/2013, (AMBAC)	186,043
200,000	Freehold Regional High School District GO, 5.00%, 03/01/2018, (FGIC)	213,782
495,000	Gloucester County Authority Lease Revenue Bonds, Series A, 5.00%, 12/01/2018, (AMBAC)	516,275
525,000	Mantua Township School District GO, 5.70%, 03/01/2009, (MBIA-School Board Reserve Fund)	588,021
635,000	New Jersey State Certificates of Participation, 5.25%, 06/15/2011, (FSA)	691,559

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	NEW JERSEY—Continued
$ 105,000	New Jersey State Educational Facilities Authority, Drew University Revenue Bonds, Series C, 4.00%, 07/01/2013, (FGIC)	$105,667
200,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series A, 5.25%, 12/15/2012, (AMBAC)	220,098
670,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series C, 5.38%, 12/15/2007	733,429
1,435,000	Passaic Valley Water Commission, Water Supply Revenue Bonds, 5.00%, 12/15/2018, (FSA)	1,530,012

		4,784,886

	NEW MEXICO—1.3%
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A, 5.00%, 06/01/2015	1,054,750

	NEW YORK—5.7%
450,000	Bath Central School District GO, 4.50%, 06/15/2015, (FGIC-State Aid Withholding)	461,421
1,000,000	Metropolitan Transportation Authority Revenue Bonds, Series A, 5.50%, 11/15/2013, (AMBAC)	1,124,200
20,000	New York City GO, Series D, 6.00%, 02/15/2020, (pre-refunded 02/15/2005 @ 101)	20,939
150,000	New York Local Government Assistance Corp. Revenue Bonds, Series B, 5.25%, 04/01/2005, (MBIA)	155,439

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	NEW YORK—Continued
$1,000,000	New York State Dormitory Authority, State University Educational Facilities Revenue Bonds, 6.00%, 05/15/2016, (MBIA)	$1,141,070
280,000	Schuylerville Central School District GO, 5.00%, 06/15/2015, (FSA-State Aid Withholding)	298,670
100,000	Sherrill School District GO, 5.00%, 06/15/2014, (FGIC-State Aid Withholding)	107,169
100,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 5.00%, 11/15/2007	108,567
700,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 5.25%, 11/15/2008	770,322
300,000	William Floyd Union Free School District, Mastics-Moriches-Shirley GO, 5.00%, 06/15/2012, (MBIA-State Aid Withholding)	325,851
100,000	Yorkshire Pioneer Central School District GO, 4.00%, 06/15/2009, (FGIC-State Aid Withholding)	104,724

		4,618,372

	NORTH CAROLINA—0.4%
300,000	Brunswick County GO, 5.00%, 05/01/2015, (FGIC)	321,927

	OHIO—4.7%
500,000	Cincinnati City School District, Classroom Facilities Construction & Improvement GO, 5.00%, 12/01/2005, (FSA)	526,125
100,000	Cincinnati GO, 5.00%, 12/01/2012	106,793
300,000	Cincinnati GO, 5.00%, 12/01/2015	316,638

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	OHIO—Continued
$ 175,000	Clearview Local School District School Improvement GO, 6.65%, 12/01/2017, (School District Credit Program)	$220,035
520,000	Lorain City School District, Classroom Facilities Improvement GO, 5.00%, 12/01/2012, (MBIA-School District Credit Program)	566,212
100,000	Ohio State Higher Educational Facilities, University of Dayton Revenue Bonds, 5.20%, 12/01/2010, (AMBAC)	108,758
100,000	Ohio State Turnpike Commission Revenue Bonds, 4.40%, 02/15/2011	104,889
1,000,000	Stark County GO, 5.25%, 12/01/2015, (AMBAC)	1,100,930
500,000	Toledo City School District, School Facilities Improvement GO, 5.00%, 12/01/2015, (FSA-School District Credit Program)	533,465
175,000	Wellston City School District GO, 5.80%, 12/01/2013	200,674

		3,784,519

	OREGON—2.3%
600,000	Oregon State Department of Administrative Services Certificates of Participation, Series C, 5.00%, 11/01/2008, (MBIA)	654,300
750,000	Oregon State Department of Administrative Services GO, 4.00%, 12/01/2012	758,287
435,000	Oregon State Department of Administrative Services GO, 5.00%, 12/01/2013	469,683

		1,882,270

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	PENNSYLVANIA—0.3%
$215,000	New Castle Area School District GO, 4.40%, 03/01/2011, (MBIA-State Aid Withholding)	$225,976

	PUERTO RICO—0.7%
500,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, 5.00%, 12/01/2012, (HUD Loan)	545,330

	RHODE ISLAND—0.7%
500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, 5.00%, 06/15/2014, (FSA)	532,495

	SOUTH CAROLINA—0.3%
250,000	McCormick County School District GO, 5.00%, 03/01/2012, (SCSDE)	270,690

	TENNESSEE—3.6%
790,000	Kingsport GO, 5.00%, 03/01/2014, (AMBAC)	847,962
340,000	Kingsport GO, 5.00%, 03/01/2015, (AMBAC)	360,420
900,000	Kingsport Water & Sewer GO, Series B, 5.00%, 03/01/2014, (AMBAC)	966,033
685,000	Robertson County GO, 4.50%, 06/01/2014, (MBIA)	708,263

		2,882,678

	TEXAS—8.0%
110,000	Alief Independent School District GO, 5.00%, 02/15/2013, (PSF-GTD)	117,137
750,000	Allen Independent School District GO, 5.00%, 02/15/2021, (PSF-GTD)	769,447
765,000	Dallas Waterworks & Sewer System Revenue Bonds, Series A, 4.00%, 10/01/2015	750,266

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	TEXAS—Continued
$500,000	Fort Worth Independent School District GO, 5.75%, 02/15/2012, (PSF-GTD)	$556,075
240,000	Garland GO, 4.50%, 02/15/2019	236,371
470,000	Gregory Portland Independent School District GO, 5.50%, 08/15/2019, (PSF-GTD)	508,451
255,000	Laredo GO, 5.38%, 08/15/2020, (FGIC)	271,310
220,000	McKinney GO, 5.20%, 08/15/2014, (FGIC)	232,912
210,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.70%, 10/01/2012, (AMBAC)	225,647
250,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.13%, 10/01/2015, (AMBAC)	266,635
290,000	New Braunfels Independent School GO, 5.75%, 02/01/2014, (PSF-GTD)	323,280
250,000	San Antonio General Improvement GO, 5.25%, 08/01/2013	274,018
295,000	San Felipe Del Rio Independent School District GO, 5.38%, 08/15/2016, (PSF-GTD)	317,444
100,000	Texas State Public Finance Authority Park & Wildlife GO, 5.50%, 10/01/2005	105,512
635,000	Texas State Public Finance Authority Park & Wildlife GO, 5.90%, 10/01/2017	713,975
730,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, 5.50%, 11/15/2010, (AMBAC)	823,111

		6,491,591

	VIRGINIA—0.3%
200,000	Hampton Public Improvement GO, 5.00%, 01/15/2014, (State Aid Withholding)	215,680

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	WASHINGTON—4.3%
$400,000	King County School District No. 403 Renton GO, 4.00%, 12/01/2005, (FSA-School Board Guaranty)	$414,400
300,000	King County Sewer GO, Revenue Bonds, 6.25%, 01/01/2035	315,708
250,000	Snohomish County School District No. 006 Mukilteo GO, 5.35%, 12/01/2015, (School Board Guaranty)	269,615
500,000	Snohomish County School District No. 015 Edmonds GO, Series A, 5.00%, 12/01/2015, (FSA-School Board Guaranty)	534,305
300,000	Tacoma Water Revenue Bonds, 5.25%, 12/01/2018, (FSA)	314,853
180,000	Washington State GO, Series DD-14 & B, 6.00%, 09/01/2019, (pre-refunded 09/01/2004 @ 100)	182,943
540,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2014, (MBIA)	575,662
825,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2015, (MBIA)	874,953

		3,482,439

	WEST VIRGINIA—0.6%
450,000	West Virginia University Revenue Bonds, Series A, 5.50%, 04/01/2017, (MBIA)	498,704

	WISCONSIN—11.2%
110,000	Amery School District GO, Series A, 5.00%, 10/01/2013, (FGIC)	117,066
135,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2013, (FSA)	147,531

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	WISCONSIN—Continued
$145,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2014, (FSA)	$158,459
150,000	Door County GO, Series A, 5.25%, 09/01/2020, (FGIC)	156,564
100,000	Elmbrook School District GO, 3.90%, 04/01/2013	99,649
100,000	Fond Du Lac GO, 4.75%, 03/01/2015, (FGIC)	103,606
200,000	Fond Du Lac GO, 4.75%, 03/01/2016, (FGIC)	205,594
200,000	Fond Du Lac GO, 4.75%, 03/01/2017, (FGIC)	203,992
500,000	Fond Du Lac Promissory Notes GO, 4.40%, 05/01/2011, (FGIC)	519,655
225,000	Geneva Joint School District No. 4 GO, 5.25%, 04/01/2012, (FSA)	249,761
370,000	Ladysmith Hawkins School District GO, 4.60%, 09/01/2014, (FGIC)	381,925
450,000	Ladysmith Hawkins School District GO, 4.80%, 09/01/2016, (FGIC)	464,058
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, 4.60%, 12/01/2010, (FSA)	138,480
330,000	Milwaukee County GO, Series A, 4.00%, 08/01/2015, (FSA)	322,836
500,000	Milwaukee GO, Series B6, 5.00%, 10/01/2013	539,045
345,000	Oak Creek-Franklin Joint School District GO, 4.30%, 04/01/2007, (FGIC)	363,682
520,000	Osceola School District School Building GO, Series A, 5.13%, 05/01/2017, (FGIC)	540,488
775,000	Outagamie County GO, 5.50%, 04/01/2014	848,276
220,000	Two Rivers Public School District GO, 5.75%, 03/01/2012, (FSA)	249,700
505,000	Verona Area School District GO, Series A, 5.50%, 10/01/2012, (MBIA)	551,359

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Principal Amount/ Shares	Security Description	Value
MUNICIPAL BONDS—Continued
	WISCONSIN—Continued
$ 435,000	Waterford Graded Joint School District No. 1 GO, 4.75%, 04/01/2017, (FSA)	$445,501
135,000	Whitewater GO, 4.38%, 09/01/2008, (FSA)	143,087
185,000	Whitewater GO, 4.38%, 09/01/2009, (FSA)	195,787
750,000	Wisconsin State Clean Water Revenue Bonds, Series 1, 4.60%, 06/01/2013	774,060
1,000,000	Wisconsin State GO, Series 1, 5.00%, 11/01/2005	1,049,980
200,000	Wisconsin State GO, Series C, 4.75%, 05/01/2009	215,086

		9,185,227

TOTAL MUNICIPAL BONDS (Cost $77,156,038)		78,189,965

INVESTMENT COMPANY—1.2%
987,400	SEI Tax-Exempt Trust Money Market Fund	987,400

TOTAL INVESTMENT COMPANY (Cost $987,400)		987,400

TOTAL INVESTMENTS (Cost $78,143,438) (a)—97.7%		79,177,365
OTHER ASSETS IN EXCESS OF LIABILITIES—2.3%		1,837,365

NET ASSETS—100.0%		$81,014,730

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,929,359
Unrealized depreciation	(895,432)

Net unrealized appreciation	$1,033,927

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Concluded)

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC—Insured by AMBAC Indemnity Corp.

FGIC—Insured by Financial Guaranty Insurance Corp.

FSA—Insured by Financial Security Assurance Inc.

GO—General Obligations

HUD—Insured by Department of Housing & Urban Development

MBIA—Insured by Municipal Bond Insurance Assoc.

PSF-GTD—Permanent School Fund Guarantee

Q-SBLF—Qualified-School Bond Loan Fund

SCSDE—South Carolina State Department of Education

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2004 (Unaudited)

	Large Cap Equity Fund	Capital Opportunity Fund	International Fund	Fixed Income Fund	Municipal Bond Fund
Assets:
Investments, at value	$281,753,131	$774,216,989	$703,138,353	$78,711,619	$79,177,365
Foreign currency (Cost $7,625,518)	—	—	7,714,082	—	—
Cash	39	50	77	11	87
Accrued income receivable	137,879	207,160	3,816,354	976,768	1,210,556
Receivable for fund shares sold	347,867	934,223	1,135,754	60,500	45,000
Receivable for investments sold	—	348,834	17,602	—	647,638
Receivable for withholding taxes on dividends	—	—	921,383	—	—
Prepaid expenses	9,967	72,827	10,602	66,542	7,212

Total Assets	282,248,883	775,780,083	716,754,207	79,815,440	81,087,858

Liabilities:
Payable for fund shares redeemed	37,566	1,254,892	806,723	2,090	—
Payable for investments purchased	7,132,823	8,655,888	—	—	—
Accrued expenses and other payables:
Investment advisory	148,495	393,582	429,028	30,239	30,957
Administration	19,131	53,532	50,163	5,672	5,793
Shareholder services and 12b-1	56,750	158,870	148,833	16,836	17,198
Custody	34,050	95,323	119,067	10,102	10,319
Other	31,484	88,260	163,083	10,390	8,861

Total Liabilities	7,460,299	10,700,347	1,716,897	75,329	73,128

Net Assets	$274,788,584	$765,079,736	$715,037,310	$79,740,111	$81,014,730

Net Assets consist of:
Paid in capital	290,265,584	680,159,758	775,238,293	77,236,062	78,704,371
Accumulated net investment income/(loss)	(88,280)	(787,356)	2,695,335	640,616	704,658
Accumulated net realized gain/(loss) on investments and foreign currency translations	(48,512,527)	(22,636,478)	(150,840,892)	(394,923)	571,774
Net unrealized appreciation on investments	33,123,807	108,343,812	87,730,457	2,258,356	1,033,927
Net unrealized appreciation on foreign currency translations	—	—	214,117	—	—

Net Assets	$274,788,584	$765,079,736	$715,037,310	$79,740,111	$81,014,730

Net Asset Value, Maximum Offering Price and Redemption Proceeds per Share	$11.38	$14.67	$9.42	$10.90	$11.14

Shares of Capital Stock Outstanding	24,152,245	52,164,271	75,901,744	7,312,632	7,275,653

Investments, at cost	$248,629,324	$665,873,177	$615,407,896	$76,453,263	$78,143,438

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2004 (Unaudited)

	Large Cap Equity Fund	Capital Opportunity Fund	International Fund	Fixed Income Fund	Municipal Bond Fund
Investment Income:
Interest	$26,019	$275,698	$104,289	$1,535,548	$1,508,144
Dividends	1,442,235	3,119,578	7,551,526	6,004	13,755
Foreign tax withholding	—	—	(797,095)	—	—

Total Income	1,468,254	3,395,276	6,858,720	1,541,552	1,521,899

Expenses:
Investment advisory	849,461	2,241,688	2,293,619	187,923	191,417
Custody	193,719	541,780	634,010	62,641	63,806
Administration	112,547	314,907	275,856	36,485	37,122
Shareholder services and 12b-1	322,862	902,957	792,510	104,401	106,342
Registration	12,932	17,352	20,112	11,016	10,176
Insurance premiums	6,286	17,522	9,855	10,414	4,544
Printing and postage	3,693	12,761	8,751	1,250	1,154
Legal	16,925	47,261	41,127	4,706	5,720
Audit	13,839	33,302	30,058	6,428	6,127
Transfer agent	2,791	16,260	7,802	5,814	1,188
Directors	14,216	20,275	19,479	11,840	11,883
Miscellaneous	7,263	16,567	14,108	3,477	3,977

Total expenses	1,556,534	4,182,632	4,147,287	446,395	443,456
Less fees waived:
Waiver of investment advisory fee (See Note 3F)	—	—	—	(8,545)	(2,142)

Net expenses	1,556,534	4,182,632	4,147,287	437,850	441,314

Net Investment Income/(Loss)	(88,280)	(787,356)	2,711,433	1,103,702	1,080,585

Net Realized and Unrealized Gain/(Loss):
Net realized gains on investments	3,805,261	12,084,257	30,033,868	273,762	571,702
Net realized gains on foreign currency transactions	—	—	2,931,683	—	—
Net change in unrealized appreciation/depreciation on investments	4,126,292	17,274,599	21,405,012	(946,713)	(1,443,048)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies and foreign currency contracts	—	—	(1,361,852)	—	—

Net Realized and Unrealized Gain/(Loss)	7,931,553	29,358,856	53,008,711	(672,951)	(871,346)

Net Increase in Net Assets Resulting from Operations	$7,843,273	$28,571,500	$55,720,144	$430,751	$209,239

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund		Capital Opportunity Fund
	Six Months Ended April 30, 2004	For the Year Ended October 31, 2003	Six Months Ended April 30, 2004	For the Year Ended October 31, 2003
	(Unaudited)		(Unaudited)
From Operations:
Net investment loss	$(88,280)	$(368,556)	$(787,356)	$(56,628)
Net realized gains/(losses) on investments and futures	3,805,261	(627,253)	12,084,257	(12,974,220)
Net change in unrealized appreciation/(depreciation) on investments and futures	4,126,292	22,675,117	17,274,599	81,653,340

Net increase in net assets from operations	7,843,273	21,679,308	28,571,500	68,622,492

Distributions to Shareholders:
From net investment income	—	—	—	(350,000)

Net decrease in net assets from distributions	—	—	—	(350,000)

From Capital Stock Transactions:
Net proceeds from sale of capital stock	60,658,919	93,843,250	119,664,271	176,667,218
Proceeds from Fund Reorganization	—	—	—	25,655,402
Reinvestment of dividends	—	—	—	159,088
Net cost of capital stock redeemed	(22,707,361)	(37,258,215)	(56,909,173)	(98,468,090)

Net increase in net assets resulting from capital stock transactions	37,951,558	56,585,035	62,755,098	104,013,618

Net Increase in Net Assets	45,794,831	78,264,343	91,326,598	172,286,110

Net Assets:
Beginning of period	228,993,753	150,729,410	673,753,138	501,467,028

End of period	$274,788,584	$228,993,753	$765,079,736	$673,753,138

Accumulated net investment loss	$(88,280)	$—	$(787,356)	$—

Share Transactions:
Issued	5,281,543	9,302,353	8,136,890	13,884,439
Issued in connection with Fund Reorganization	—	—	—	1,971,445
Reinvested	—	—	—	12,758
Redeemed	(1,980,600)	(3,746,117)	(3,901,829)	(7,799,926)

Net Increase in Shares	3,300,943	5,556,236	4,235,061	8,068,716

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

	International Fund		Fixed Income Fund
	Six Months Ended April 30, 2004	For the Year Ended October 31, 2003	Six Months Ended April 30, 2004	For the Year Ended October 31, 2003
	(Unaudited)		(Unaudited)
From Operations:
Net investment income	$2,711,433	$3,996,977	$1,103,702	$2,115,130
Net realized gains/(losses) on investments	30,033,868	(1,519,007)	273,762	1,204,400
Net realized gains on foreign currency transactions	2,931,683	1,906,738	—	—
Net change in unrealized appreciation/(depreciation) on investments	21,405,012	96,516,920	(946,713)	(1,926,919)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(1,361,852)	1,140,541	—	—

Net increase in net assets from operations	55,720,144	102,042,169	430,751	1,392,611

Distributions to Shareholders:
From net investment income	(5,747,620)	(6,450,000)	(1,468,511)	(2,485,204)
From capital gains	—	—	(532,097)	—

Net decrease in net assets from distributions	(5,747,620)	(6,450,000)	(2,000,608)	(2,485,204)

From Capital Stock Transactions:
Net proceeds from sale of capital stock	183,434,168	212,662,197	10,439,293	21,881,145
Proceeds from Fund Reorganization	—	—	—	27,678,530
Reinvestment of dividends	2,897,191	2,975,215	1,198,043	1,356,273
Net cost of capital stock redeemed	(39,956,227)	(92,457,245)	(17,381,092)	(16,981,996)

Net increase/(decrease) in net assets resulting from capital stock transactions	146,375,132	123,180,167	(5,743,756)	33,933,952

Net Increase/(Decrease) in Net Assets	196,347,656	218,772,336	(7,313,613)	32,841,359

Net Assets:
Beginning of period	518,689,654	299,917,318	87,053,724	54,212,365

End of period	$715,037,310	$518,689,654	$79,740,111	$87,053,724

Accumulated net investment income	$2,695,335	$5,731,522	$640,616	$1,005,425

Share Transactions:
Issued	19,458,302	29,670,005	945,475	1,969,117
Issued in connection with Fund Reorganization	—	—	—	2,403,798
Reinvested	321,553	446,059	109,410	120,937
Redeemed	(4,237,702)	(13,212,183)	(1,573,157)	(1,527,769)

Net Increase/(Decrease) in Shares	15,542,153	16,903,881	(518,272)	2,966,083

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Concluded)

	Municipal Bond Fund
	Six Months Ended April 30, 2004	For the Year Ended October 31, 2003
	(Unaudited)
From Operations:
Net investment income	$1,080,585	$1,995,813
Net realized gains on investments	571,702	1,216,164
Net change in unrealized appreciation/(depreciation) on investments	(1,443,048)	(324,920)

Net increase in net assets from operations	209,239	2,887,057

Distributions to Shareholders:
From net investment income	(1,096,796)	(1,976,039)
From capital gains	(1,216,092)	(692,470)

Net decrease in net assets from distributions	(2,312,888)	(2,668,509)

From Capital Stock Transactions:
Net proceeds from sale of capital stock	20,822,705	38,087,753
Reinvestment of dividends	966,872	1,004,791
Net cost of capital stock redeemed	(20,346,171)	(19,894,335)

Net increase in net assets resulting from capital stock transactions	1,443,406	19,198,209

Net Increase/(Decrease) in Net Assets	(660,243)	19,416,757

Net Assets:
Beginning of period	81,674,973	62,258,216

End of period	$81,014,730	$81,674,973

Accumulated net investment income	$704,658	$720,869

Share Transactions:
Issued	1,821,131	3,342,446
Reinvested	85,412	88,716
Redeemed	(1,782,853)	(1,753,145)

Net Increase in Shares	123,690	1,678,017

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited)

1.  Organization:  Old Westbury Funds, Inc. (the “Funds”), a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), is a diversified, open-end management investment company. The Funds’ Articles of Incorporation permit the Funds’ Board of Directors (the “Board”) to create an unlimited number of series, each of which is a separate class of shares. At April 30, 2004, the Funds consisted of five separate investment portfolios (each portfolio individually referred to as a “Portfolio” and collectively as the “Portfolios”) which are presented herein:

Portfolio Name	Investment Objective
Old Westbury Large Cap Equity Fund* (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.
Old Westbury Capital Opportunity Fund (“Capital Opportunity Fund”)	Capital appreciation.
Old Westbury International Fund (“International Fund”)	Long-term growth of capital.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular Federal income tax.

*	Formerly the Old Westbury Core Equities Fund.

The Funds were incorporated under the laws of the state of Maryland on August 26, 1993 and commenced operations on October 22, 1993.

The Funds have authorized a total of 20 billion shares of common stock (par value $0.001 per share); each Portfolio is permitted to issue 4 billion of such shares.

Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Continued)

2.  Significant Accounting Policies:  The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments.  Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect in good faith the fair value of such securities. No securities held by the Portfolios at 4/30/04 were valued using this method.

B.  Futures Contracts.  The Portfolios (except Municipal Bond Fund) may invest in equity index or financial futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The International Fund may also invest in foreign

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Continued)

currency futures contracts. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Portfolios each day, depending on the daily fluctuations in fair value of the underlying index. The Portfolios recognize a gain or loss equal to the variation margin. These futures contracts permit the Portfolios to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Portfolios is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C.  Foreign Currency Translation.  The books and records of the Portfolios are maintained in United States dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into United States dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into United States dollars at the exchange rate on the dates of the transactions.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D.  Forward Foreign Currency Contracts.  The International Fund may enter into forward foreign currency contracts to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward foreign currency contract (“Forward”) is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily on the Statement of Assets and Liabilities and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation on the Statement of Operations. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Portfolio records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Continued)

Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of April 30, 2004, the Old Westbury International Fund had no open forward foreign currency contracts.

E.  Security Transactions and Related Investment Income.  Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Portfolios and includes where applicable, the amortization of premiums and accretion of discounts.

F.  Distributions to Shareholders.  Dividends from net investment income are declared and paid at least semi-annually for the Fixed Income and Municipal Bond Funds and at least annually for the Large Cap Equity, Capital Opportunity and International Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

G. Expenses. Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to each Portfolio on the basis of relative net assets or other appropriate basis.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Continued)

3. Related Party Transactions:

A.  Investment Advisory Fees.  The Portfolios’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). BIM is a registered investment adviser formed on May 2, 2001, by Bessemer to conduct all of its investment advisory activities. The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

Large Cap Equity and Capital Opportunity Funds—0.70% of the first $100 million of the Portfolio’s average net assets, 0.65% of the second $100 million of such assets and 0.60% of such assets exceeding $200 million. Glynn Capital Management LLC (“Glynn Capital”) serves as sub-adviser to the Capital Opportunity Fund. Glynn Capital is paid for its services directly by BIM.

International Fund—0.80% of the first $100 million of the Portfolio’s average net assets, 0.75% of the second $100 million of such assets and 0.70% of such assets exceeding $200 million. The Bessemer Group (U.K.) Ltd. (“BGUK”), a wholly-owned subsidiary of The Bessemer Group, Incorporated (“BGI”), serves as sub-adviser to the Portfolio. BGUK is paid for its services directly by BIM.

Fixed Income and Municipal Bond Funds—0.45% of the first $100 million of the Portfolio’s average net assets, 0.40% of the second $100 million of such assets and 0.35% of such assets exceeding $200 million.

B.  Administration Fees.    BISYS Fund Services Ohio, Inc. (the “Administrator”) serves as the administrator to the Portfolios. Under the terms of the administration agreement, the Administrator’s fee is computed at the annual rate of 0.12% of the total average daily net assets of the Portfolios within the Funds up to $450 million, 0.10% of the total average daily net assets of the Portfolios between $450 million and $750 million, 0.075% of the total average daily net assets of the Portfolios between $750 million and $1.5 billion, and 0.05% of the total average daily net assets of the Portfolios greater than $1.5 billion.

C.  Distribution and Service Plan and Distribution Reimbursement Fees.  The Board adopted a distribution and service plan (the “Plan”) for the Portfolios pursuant to Rule 12b-1 of the Act, and pursuant to the Plan,

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Continued)

the Portfolios entered into a distribution agreement and a shareholder servicing agreement with BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS LP”) and a shareholder servicing agreement with Bessemer Trust. Under its shareholder servicing agreement, Bessemer receives payments from the Portfolios to permit it to make payments to broker-dealers for providing shareholder services. Under its shareholder servicing agreement, BISYS LP receives payments from the Portfolios to permit it to make payments to broker-dealers for providing shareholder services. Under its shareholder servicing agreement, Bessemer is permitted (i) to receive a payment from the Portfolios attributable to Bessemer clients (and its affiliates) for providing shareholder services to such clients and (ii) to receive payments to permit it to make payments to other financial institutions as shareholder servicing agents. The total of shareholder servicing fees in the aggregate payable to BISYS LP and Bessemer will not exceed 0.25% per annum of the Portfolios’ average daily net assets.

The distribution agreement with BISYS LP provides for reimbursement to BISYS LP by the Portfolios for its distribution, promotional and advertising costs incurred in connection with the distribution of the Portfolios’ shares in an amount not to exceed 0.10% per annum for each of the Portfolio’s average daily net assets.

In addition, the Portfolios will pay for certain other expenses under the Plan. These expenses shall not exceed an amount equal to 0.05% per annum for each of the Portfolio’s average daily net assets.

D.  Directors’ Fees.  Effective with the February 24, 2004 Board meeting, as approved on May 18, 2004, each Director who is not an “interested person” (as defined in the Act) of the Funds receives a $30,000 annual retainer plus $5,000 per meeting attended ($3,000 for any special meetings, including audit committee meetings) and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings. The elected chairman of the Board receives an additional $7,500 annual fee and the elected chairman of the Audit Committee receives an additional $3,500 annual fee. Prior to the February 24, 2004 Board meeting, each Director who was not an “interested person” of the Funds received a $25,000 annual retainer plus $3,000 per meeting attended ($1,000 for any special meetings, including audit committee meetings). The elected Board chairman received an additional $5,000 annual fee. No additional fee was paid to the Audit Committee Chairman.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Concluded)

E.  Custody Fees.  The Portfolios have retained Bessemer Trust Company (“BTCO”), a wholly-owned subsidiary of BGI, to serve as the Portfolios’ custodian. BTCO is responsible for maintaining the books and records of the Portfolios’ securities and cash. For providing these services, BTCO receives from each Portfolio a fee accrued and paid monthly at an annual rate equal to 0.15% (0.20% for the International Fund) of the average daily net assets of each Portfolio.

F.  Fee Waivers.  BIM may voluntarily waive a portion of its management fee to limit the Portfolios’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. These waiver amounts are disclosed on the Statements of Operations.

4.  Purchases and Sales of Securities:  For the six months ended April 30, 2004, purchases and sales of investment securities other than short-term investments were as follows:

Portfolio Name	Purchases	Sales
Large Cap Equity Fund	$88,516,439	$43,959,165
Capital Opportunity Fund	250,843,597	120,688,218
International Fund	331,082,728	180,969,661
Fixed Income Fund	4,293,552	11,623,117
Municipal Bond Fund	31,964,902	26,416,230

5.  Federal Income Taxes:  It is the policy of each Portfolio to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in sub chapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

6. Subsequent	Event—Distributions:

The following information summarizes per share distributions paid by each of the following Portfolios on June 22, 2004, to shareholders of record on June 17, 2004.

Portfolio Name	Net Income Per Share	Capital Gains Per Share		Foreign Taxes Paid or Withheld Per Share
		Long-Term	Short-Term
Fixed Income Fund	$0.17230	—	—	—
Municipal Bond Fund	0.13599	—	—	—

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Large Cap Equity Fund
	For the Six Months Ended April 30, 2004		For the Year Ended October 31, 2003		For the Year Ended October 31, 2002		For the Year Ended October 31, 2001		For the Year Ended October 31, 2000		For the Year Ended October 31, 1999
	(Unaudited)
Net asset value, beginning of period	$10.98		$9.85		$10.88		$14.85		$12.99		$10.01

Investment Operations:
Net investment loss	—	(c)	(0.02)		(0.01)		—	(c)	(0.06)		(0.03)
Net realized and unrealized gains/(losses) on investments and futures	0.40		1.15		(1.02)		(3.97)		1.92		3.02

Total from investment operations	0.40		1.13		(1.03)		(3.97)		1.86		2.99

Distributions:
Net investment income	—		—		—		—		—		(0.01)

Total Distributions	—		—		—		—		—		(0.01)

Net asset value, end of period	$11.38		$10.98		$9.85		$10.88		$14.85		$12.99

Total Return	3.6%	(a)	11.5%		(9.5%	)	(26.7%	)	14.3%		29.9%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$274,789		$228,994		$150,729		$136,548		$171,308		$84,566
Ratio of expenses to average net assets	1.20%	(b)	1.25%		1.25%		1.25%		1.28%		1.23%
Ratio of net investment loss to average net assets	(0.07%	)(b)	(0.20%	)	(0.08%	)	(0.04%	)	(0.50%	)	(0.41% )
Ratio of expenses to average net assets*		(d)	1.27%		1.26%		1.28%			(d)	1.42%
Ratio of net investment loss to average net assets*		(d)	(0.22%	)	(0.09%	)	(0.07%	)		(d)	(0.60% )
Portfolio turnover rate	18%		88%		84%		75%		121%		116%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Less than $0.01 per share.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Capital Opportunity Fund
	For the Six Months Ended April 30, 2004		For the Year Ended October 31, 2003		For the Year Ended October 31, 2002		For the Year Ended October 31, 2001	For the Year Ended October 31, 2000		For the Year Ended October 31, 1999
	(Unaudited)
Net asset value, beginning of period	$14.06		$12.58		$13.61		$14.04	$11.31		$10.63

Investment Operations:
Net investment income/(loss)	(0.02)		—	(c)	—	(c)	0.17	0.11		0.04
Net realized and unrealized gains/(losses) on investments	0.63		1.49		(0.91)		(0.46)	2.65		0.64

Total from investment operations	0.61		1.49		(0.91)		(0.29)	2.76		0.68

Distributions:
Net investment income	—		(0.01)		(0.12)		(0.14)	(0.03)		—

Total Distributions	—		(0.01)		(0.12)		(0.14)	(0.03)		—

Net asset value, end of period	$14.67		$14.06		$12.58		$13.61	$14.04		$11.31

Total Return	4.3%	(a)	11.8%		(6.8%	)	(2.1% )	24.4%		6.4%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$765,080		$673,753		$501,467		$446,722	$370,240		$205,919
Ratio of expenses to average net assets	1.16%	(b)	1.19%		1.18%		1.23%	1.34%		1.38%
Ratio of net investment income/(loss) to average net assets	(0.22%	)(b)	(0.01%	)	0.07%		1.28%	1.00%		0.12%
Ratio of expenses to average net assets*		(d)		(d)		(d)	(d)		(d)	1.40%
Ratio of net investment income to average net assets*		(d)		(d)		(d)	(d)		(d)	0.10%
Portfolio turnover rate	19%		3%		13%		3%	126%		102%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Less than $0.01 per share.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	International Fund
	For the Six Months Ended April 30, 2004		For the Year Ended October 31, 2003		For the Year Ended October 31, 2002		For the Year Ended October 31, 2001	For the Year Ended October 31, 2000	For the Year Ended October 31, 1999
	(Unaudited)
Net asset value, beginning of period	$8.59		$6.90		$8.11		$11.89	$12.24	$9.74

Investment Operations:
Net investment income	0.04		0.07		0.06		0.05	0.06	0.14
Net realized and unrealized gains/(losses) on investments and foreign currency translations	0.88		1.77		(1.27)		(3.13)	(0.25)	2.61

Total from investment operations	0.92		1.84		(1.21)		(3.08)	(0.19)	2.75

Distributions:
Net investment income	(0.09)		(0.15)		—	(c)	(0.04)	(0.16)	(0.25)
Net realized gains	—		—		—		(0.66)	—	—

Total Distributions	(0.09)		(0.15)		—		(0.70)	(0.16)	(0.25)

Net asset value, end of period	$9.42		$8.59		$6.90		$8.11	$11.89	$12.24

Total Return	10.8%	(a)	27.2%		(14.9%	)	(27.4% )	(1.6% )	28.8%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$715,037		$518,690		$299,917		$320,608	$450,325	$226,072
Ratio of expenses to average net assets	1.31%	(b)	1.36%		1.36%		1.37%	1.37%	1.43%
Ratio of net investment income to average net assets	0.85%	(b)	1.08%		0.89%		0.46%	0.49%	0.80%
Ratio of expenses to average net assets*		(d)		(d)		(d)	(d)	(d)	1.46%
Ratio of net investment income to average net assets*		(d)		(d)		(d)	(d)	(d)	0.77%
Portfolio turnover rate	30%		143%		160%		154%	103%	160%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Less than $0.01 per share.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Fixed Income Fund
	For the Six Months Ended April 30, 2004		For the Year Ended October 31, 2003	For the Year Ended October 31, 2002	For the Year Ended October 31, 2001	For the Year Ended October 31, 2000	For the Year Ended October 31, 1999
	(Unaudited)
Net asset value, beginning of period	$11.12		$11.14	$10.94	$10.13	$10.07	$10.93

Investment Operations:
Net investment income**	0.16		0.30	0.39	0.56	0.52	0.48
Net realized and unrealized gains/(losses) on investments**	(0.11)		0.09	0.22	0.76	0.10	(0.75)

Total from investment operations	0.05		0.39	0.61	1.32	0.62	(0.27)

Distributions:
Net investment income	(0.20)		(0.41)	(0.41)	(0.51)	(0.56)	(0.51)
Net realized gains	(0.07)		—	—	—	—	(0.08)

Total Distributions	(0.27)		(0.41)	(0.41)	(0.51)	(0.56)	(0.59)

Net asset value, end of period	$10.90		$11.12	$11.14	$10.94	$10.13	$10.07

Total Return	0.4%	(a)	3.5%	5.9%	13.4%	6.5%	(2.7% )
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$79,740		$87,054	$54,212	$30,515	$18,105	$9,208
Ratio of expenses to average net assets	1.05%	(b)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets**	2.64%	(b)	3.04%	4.09%	5.51%	5.66%	4.96%
Ratio of expenses to average net assets*	1.07%	(b)	1.11%	1.13%	1.17%	1.47%	3.16%
Ratio of net investment income to average net assets*	2.62%	(b)	2.98%	4.01%	5.39%	5.24%	2.85%
Portfolio turnover rate	7%		54%	25%	52%	28%	83%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
**	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets from 4.09% to 3.77%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(a)	Not annualized.
(b)	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Municipal Bond Fund
	For the Six Months Ended April 30, 2004		For the Year Ended October 31, 2003	For the Year Ended October 31, 2002	For the Year Ended October 31, 2001	For the Year Ended October 31, 2000	For the Year Ended October 31, 1999
	(Unaudited)
Net asset value, beginning of period	$11.42		$11.37	$11.16	$10.35	$9.92	$10.62

Investment Operations:
Net investment income	0.15		0.32 (c)	0.34	0.35	0.39	0.31
Net realized and unrealized gains/(losses) on investments	(0.11)		0.19	0.32	0.79	0.46	(0.65)

Total from investment operations	0.04		0.51	0.66	1.14	0.85	(0.34)

Distributions:
Net investment income	(0.15)		(0.33)	(0.32)	(0.33)	(0.42)	(0.32)
Net realized gains	(0.17)		(0.13)	(0.13)	—	—	(0.04)

Total Distributions	(0.32)		(0.46)	(0.45)	(0.33)	(0.42)	(0.36)

Net asset value, end of period	$11.14		$11.42	$11.37	$11.16	$10.35	$9.92

Total Return	0.3%	(a)	4.6%	6.2%	11.2%	8.8%	(3.3% )
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$81,015		$81,675	$62,258	$46,566	$25,542	$19,484
Ratio of expenses to average net assets	1.04%	(b)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	2.54%	(b)	2.81%	3.30%	3.63%	4.03%	3.50%
Ratio of expenses to average net assets*	1.05%	(b)	1.08%	1.09%	1.12%	1.26%	2.05%
Ratio of net investment income to average net assets*	2.53%	(b)	2.78%	3.26%	3.56%	3.82%	2.50%
Portfolio turnover rate	32%		65%	71%	74%	106%	96%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Calculated using average shares outstanding.

See Notes to Financial Statements.

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Distributor and Shareholder Servicing Agent:

BISYS Fund Services LP

3435 Stelzer Road

Columbus, OH 43219

Transfer Agent:

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Custodian:

Bessemer Trust Company

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Administrator:

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Shareholder Servicing Agent:

Bessemer Trust Company, N.A.

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Independent Auditors:

Deloitte & Touche LLP

180 N. Stetson Avenue

Chicago, Illinois 60601

Cusip 680414307

Cusip 680414208

Cusip 680414109

Cusip 680414406

Cusip 680414505

(6/04)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable – Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Old Westbury Funds, Inc.

By (Signature and Title)*  /s/ Bryan Haft                    Bryan Haft, Treasurer

Date                July 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan Haft                    Bryan Haft, Treasurer

Date                July 1, 2004

By (Signature and Title)*   /s/ Walter B. Grimm    Walter B. Grimm, President

Date                    July 1, 2004

*	Print the name and title of each signing officer under his or her signature.